DONALD R. REYNOLDS

dreynolds@wyrick.com

July 23, 2013

VIA EDGAR AND OVERNIGHT DELIVERY

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street N.E.

Washington, DC 20549

Attention:	Ms. Maryse Mills-Apenteng, Special Counsel Ms. Christine Davis, Assistant Chief Accountant Ms. Joyce Sweeney, Staff Accountant Mr. Edwin Kim, Staff Attorney

RE:	Benefitfocus, Inc. Amendment No. 1 to Confidential Draft Registration Statement on Form S-1 Submitted Confidentially June 21, 2013 CIK No. 0001576169

Ladies and Gentlemen:

On behalf of our client Benefitfocus, Inc. (the “Company”), we are hereby submitting Amendment No. 2 (the “Amendment”) to the Company’s draft Registration Statement on Form S-1 (the “Registration Statement”), which we confidentially submitted to the Securities and Exchange Commission (the “Commission”) on May 10, 2013 and amended on June 21, 2013, pursuant to Title I, Section 106 of the Jumpstart Our Business Startups Act. For your convenience, we are also providing you via overnight delivery five copies of the Amendment, marked to show changes from Amendment No.1 to the Registration Statement.

The Amendment reflects the Company’s responses to the comments received on July 16, 2013 from the staff of the Commission (the “Staff”). For ease of review, we have set forth below in italics each of the numbered comments of the Staff’s letter and the Company’s responses thereto. Page references in our response are to the Amendment.

U.S. Securities and Exchange Commission

July 23, 2013

Cover Page

1.	We are still unable to search the underlying text in your prospectus cover page for your amendment submitted through EDGAR. As noted in prior comment 3, please ensure your next amendment complies with Rule 301 of Regulation S-T and Section 2.1 of the Volume II of the EDGAR Filer Manual. You may consult EDGAR Filer Support at (202) 551-8900.

The Company further revised the prospectus cover page of the Amendment to comply with Rule 301 of Regulation S-T and Section 2.1 of Volume II of the EDGAR Filer Manual such that the Staff can perform key word searches of the disclosure contained therein.

Management’s Discussion and Analysis of Financial Condition and Results of Operations

Liquidity and Capital Resources

Key Financial and Operating Performance Metrics, page 48

2.	We note your response to prior comment 17 regarding disclosure of your software services revenue retention rate and your belief that this metric on a customer segment basis is not material. Please advise us whether the software services revenue retention rate for your carrier customers varies materially from your employer customers.

The Company advises the Staff supplementally that the software services revenue retention rate for its carrier customers has not varied materially from the rate for its employer customers. Please be advised supplementally that rates for both customer segments exceeded 95% for the years ended December 31, 2011 and 2012, and for the three months ended March 31, 2012 and 2013.

Sources of Liquidity, page 73

3.	We note your disclosure on page 74 that as of March 31, 2013 approximately $0.6 million of the master credit facility was unused. Please revise to disclose that in June 2013 you borrowed $591 thousand and therefore, if true, that there is currently no available borrowing capacity under this facility.

The Company has revised page 74 to clarify that the Company borrowed the remaining $0.6 million outstanding under its credit facility in June 2013.

Executive Compensation, page 106

4.	Please incorporate your response to prior comment 33 in your next amendment. Your intention to engage a compensation consultant and potentially revise compensation arrangements for Messrs. Jenkins and Holland, which may involve removing provisions of their respective agreements that restrict salary increases, should be disclosed.

U.S. Securities and Exchange Commission

July 23, 2013

The Company has revised the disclosure on page 106, as requested.

Principal and Selling Shareholders, page 121

5.	We note your response regarding the disclaimers of beneficial ownership you disclose on behalf of Messrs. DiSabato and Zia in your prospectus. Beneficial ownership disclosure pursuant to Item 403 of Regulation S-K is determined in accordance with Exchange Act Rule 13d-3, which states that beneficial ownership is based on voting and investment power. See Instruction 2 to Item 403 of Regulation S-K and Exchange Act Rule 13d-3(a). To the extent that you choose to retain the disclaimers of beneficial ownership, please provide us with a detailed legal analysis supporting your belief that you can disclaim beneficial ownership as you have and clarify who has voting and/or investment power over the disclaimed interest. Otherwise, please remove these disclaimers from your beneficial ownership table.

The Company revised the disclosure on page 122 to remove the beneficial ownership disclaimers.

* * * * *

In addition to the revisions discussed above, the Amendment updates the dates for which certain information is given and includes certain other updates, revisions, and corrections. Benefitfocus respectfully submits that the foregoing discussions and the Amendment are appropriately responsive to the Staff’s comments. If the Staff has any further comments, please direct them to the undersigned.

Sincerely,

/s/ Donald R. Reynolds

Donald R. Reynolds

cc:	Shawn A. Jenkins, President and Chief Executive Officer